Revenue from Contracts with Customers	12 Months Ended
Jun. 30, 2025
Revenue from Contracts with Customers [Abstract]
Revenue from contracts with customers

Note 6. Revenue from contracts with customers

	Consolidated
	30 June 2025	30 June 2024
	$	$
Sale of products	165,645	-

All revenues are recognized accordance with the policy at the point in time of delivery.

Disaggregation of revenue by geographical location:

	Consolidated
	30 June 2025	30 June 2024
	$	$
United States of America	125,645	-
Australia	40,000	-
Total	165,645	-